As filed with the Securities and Exchange Commission on July 7, 2022

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds

(Exact name of registrant as specified in charter)

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Address of principal executive offices) (Zip code)

Michael J. Ricks

PRIMECAP Management Company

177 East Colorado Boulevard, 11th Floor

Pasadena, CA 91105

(Name and address of agent for service)

(626) 304-9222

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

For the Six Months Ended April 30, 2022

PRIMECAP ODYSSEY STOCK    (POSKX)

PRIMECAP ODYSSEY GROWTH (POGRX)

PRIMECAP ODYSSEY AGGRESSIVE GROWTH  (POAGX)

Table of Contents PRIMECAP Odyssey Funds

Letter to Shareholders PRIMECAP Odyssey Funds

Dear Fellow Shareholders,

For the six months ended April 30, 2022, the PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund produced total returns of -7.63%, -13.93%, and -22.99%, respectively. The unmanaged S&P 500 Index produced a total return of -9.65% during the period.

The domestic economy experienced robust nominal GDP growth during the period. Another COVID-19 wave surfaced, threatening the country’s ongoing reopening; the omicron variant, however, which peaked in mid-January, proved more disruptive than destructive, and ultimately loosened COVID-19’s grip on society. Savings-rich consumers increasingly returned to pre-COVID-19 activities, forcing businesses into a hiring spree. Record-high job openings outnumbered job seekers two-to-one, reflecting an unprecedented imbalance between labor demand and supply, and the unemployment rate approached its pre-pandemic low.

And yet market sentiment worsened considerably, and equities faltered. Inflation at home and war in Europe replaced COVID-19 as primary concerns. The tight labor market’s elevated wage growth trailed price increases, and measures of consumer confidence declined. Last year’s high inflation spiked further, with the Consumer Price Index (CPI) accelerating from 6.2% in October to March’s 8.5% reading, a 40-year high. This runaway inflation hastened the Federal Reserve’s dramatic hawkish pivot, featuring both aggressive rate hikes and balance sheet normalization. Meanwhile, Russia’s invasion of Ukraine not only laid bare unspeakable evil, but also aggravated global economic tensions, most obviously in the oil and gas complex.

Energy (+34%) unsurprisingly prospered in this environment, as crude oil prices climbed by more than a quarter and breached the $100 per barrel threshold for the first time since 2014. Defensive sectors, including consumer staples (+11%) and utilities (+8%), also fared well. But higher interest rates (the 10-year Treasury yield rose from 1.6% to 2.9%) and the prospect of recession weighed on both growth and cyclical stocks. Growth stocks meaningfully underperformed value stocks (the respective Russell 3000 indices declined 18% and 4%), with communication services (-28%) suffering most as fallen angels Netflix (-72%) and Meta Platforms (-38%) weighed on the sector. Several cyclical sectors also lagged the market, with consumer discretionary (-20%) tracking Amazon’s (-26%) tumble.

The Funds’ overall performance disappointed, as both the Growth Fund and Aggressive Growth Fund trailed the market. The investment landscape was especially inhospitable for growth-oriented portfolios, and the Funds’ bias towards smaller-capitalization stocks relative to the S&P 500 Index served as an additional large headwind. Indeed, adjusting for these factors, both Funds managed to outpace relevant size-specific, growth-centric indices.

Each of the Funds held an overweight position in the health care and industrials sectors, and an underweight position in the energy, real estate, consumer staples, communication services, materials, and utilities sectors. The Growth Fund was also underweight the financials, consumer discretionary, and information technology sectors; of these, the Stock Fund was overweight

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

financials while the Aggressive Growth Fund was overweight consumer discretionary and information technology.

A more detailed discussion of the results of each PRIMECAP Odyssey Fund follows.

PRIMECAP Odyssey Stock Fund

For the six months ended April 30, 2022, the Stock Fund’s total return of -7.63% led the S&P 500’s total return of -9.65%. Relative to the S&P 500, both sector allocation and stock selection benefited relative results.

The Fund’s sector positioning proved modestly favorable. The Stock Fund featured a sizable underweight position (3% of average assets versus a 10% benchmark weighting) in communication services, the worst-performing sector during the period (-28% benchmark return). A large overweight position in health care (23% versus 13%) similarly boosted results, as health care’s muted decline (-2% benchmark return) outpaced the market. Several headwinds, however, nearly offset these tailwinds. The Fund’s underweight position in energy (2% versus 3%) proved detrimental given that sector’s index-leading return (+34%), as did underweight positions in defensive sectors consumer staples (+11%) and utilities (+8%).

Favorable stock selection was the primary driver of outperformance during the period. Within health care, the Fund featured solid gains from key pharmaceutical holdings, most notably the Fund’s two largest positions, Eli Lilly (+16%) and AstraZeneca (+8%). Within communication services, the Fund benefited most from its limited exposure to the aforementioned Netflix (-72%) and Meta Platforms (-38%).

Selection elsewhere was mixed. The Fund’s third-largest holding, AECOM (+4%), more than offset the drag from another top holding, Siemens (-21%), in the industrials sector. Within consumer discretionary, Mattel’s (+11%) ongoing turnaround benefited results, as did limited exposure to laggard Amazon (-26%). These results more than offset a disappointing performance from Sony (-26%). In general, the Fund’s underweight position in so-called Big Tech stocks was broadly helpful during the period, but a notable exception was Apple (+6%), whose resilience weighed on relative results in the information technology sector.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 29.6% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Stock Fund Top 10 Holdings as of 4/30/22	Ending % of Total Portfolio*
Eli Lilly and Company	6.0
AstraZeneca PLC – ADR	4.3
AECOM	3.4
Microsoft Corporation	2.9
Wells Fargo & Company	2.4
Amgen Inc.	2.3
Siemens AG	2.2
Intel Corporation	2.1
Sony Group Corporation – ADR	2.0
FedEx Corporation	2.0
Total % of Portfolio	29.6%

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Growth Fund

For the six months ended April 30, 2022, the Growth Fund returned -13.93%, behind the S&P 500’s -9.65% total return but ahead of the Russell 1000 Growth Index’s total return of -17.84%. Relative to the S&P 500, unfavorable stock selection more than offset favorable sector allocation.

The Growth Fund’s sector allocation benefit resembled that of the Stock Fund. A less pronounced underweight position in communication services (5% average weighting) reduced that particular tailwind, but an even larger overweight position in health care (29%) provided a comparable offset.

Stock selection, however, was unfavorable overall, as relative performance in health care and consumer discretionary flipped negative for the Growth Fund. Within health care, the Fund again owned several outperforming pharmaceutical companies, but incremental exposure to the biotechnology industry weighed on results, most notably Nektar (-73%) and BeiGene (-55%). And within consumer discretionary, sizable stakes in Alibaba (-41%), iRobot (-39%), and CarMax (-37%) detracted from Fund performance.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

The top 10 holdings, which collectively represented 27.2% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Growth Fund Top 10 Holdings as of 4/30/22	Ending % of Total Portfolio*
Eli Lilly and Company	5.0
AECOM	3.1
Alphabet Inc. Class A & Class C	3.0
ABIOMED, Inc.	2.5
Raymond James Financial, Inc.	2.4
Splunk Inc.	2.4
Micron Technology, Inc.	2.3
Amgen Inc.	2.2
Biogen Inc.	2.2
AstraZeneca PLC – ADR	2.1
Total % of Portfolio	27.2%

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

PRIMECAP Odyssey Aggressive Growth Fund

For the six months ended April 30, 2022, the Aggressive Growth Fund’s total return of -22.99% trailed the S&P 500’s total return of -9.65% but led the Russell Midcap Growth Index’s total return of -25.44%. Relative to the S&P 500, unfavorable stock selection was the primary driver of underperformance.

The Fund’s sector allocation was modestly worse than each of its Odyssey Fund peers, leading to a modest headwind overall. A slightly larger position – and thus reduced underweight – in communication services (6%) reduced that sector’s benefit. Meanwhile, a smaller position – and thus more pronounced underweight – in energy (1%) similarly hurt relative results.

Unfavorable stock selection was the primary culprit, however, more pronounced exposures to the Growth Fund’s sources of weakness were significant incremental headwinds. In general, the market’s rotation away from higher-multiple and smaller-capitalization growth stocks created an especially challenging environment for the Fund.

Health care selection was particularly problematic given the Aggressive Growth Fund’s outsized ownership of biotechnology stocks. BioNTech (-50%), Xencor (-37%), and Seagen (-26%) joined even larger positions in BeiGene and Nektar as significant detractors. Meanwhile, the

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Fund’s meaningful stakes in Chinese technology companies Alibaba (-41%) and Baidu (-23%) also proved punitive in consumer discretionary and communication services, respectively.

The top 10 holdings, which collectively represented 28.9% of the portfolio at the period end, are listed below:

PRIMECAP Odyssey Aggressive Growth Fund Top 10 Holdings as of 4/30/22	Ending % of Total Portfolio*
Micron Technology, Inc.	3.5
Eli Lilly and Company	3.5
Tesla Inc.	3.3
Sony Group Corporation – ADR	3.3
ABIOMED, Inc.	2.8
Seagen, Inc.	2.7
Splunk Inc.	2.6
BioNTech SE – ADR	2.5
AECOM	2.4
Biogen Inc.	2.3
Total % of Portfolio	28.9%

*	The percentage is calculated by using the ending market value of the security divided by the ending market value of the total investments of the Fund.

Outlook

On the eve of COVID-19 more than two years ago, the Funds were collectively unprepared for a pandemic. Of course, the Funds hold shares in individual companies, and underlying each company’s ownership is a distinct thesis – one that contemplates a variety of macroeconomic scenarios. But some overarching portfolio themes were especially unsuited for COVID-19’s arrival.

For instance, the Funds were significantly overweight travel and transportation companies, like airlines and cruise lines. Our deep contrarian ownership of these cyclical, capital-intensive companies – however inexpensive and undervalued they may have been – proved disastrous in early 2020. As another example, while we owned technology stocks pre-pandemic, we did not own so-called Big Tech. That is, the Funds owned semiconductor stocks in abundance (among others), but we had negligible exposure to goliaths Apple and Amazon – plus underweight positions in many of their largest peers. We expected regulation and competitive disruption to undermine the inevitability of these companies’ economic empires. The pandemic instead accelerated their ascendance in the marketplace – and amplified their valuations to boot.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Meanwhile, our reaction to the COVID-19 policy response has been surprise and skepticism. Surprise at the depth and duration of precautionary restrictions, and skepticism over the merits of unrelenting fiscal-monetary stimulus, provided in part as over-compensation for said restrictions. We had also noted unusual market complacency regarding the risk of inflation, and we viewed massive government intervention, robust economic growth, and near-zero interest rates as unsustainable. These perspectives, which informed our positioning, often kept us anchored against the pandemic’s tides – in other words, the market often moved against us.

With COVID-19’s sudden transition to endemic status, we expected a reversal in the Funds’ relative performance. Indeed, having long anticipated many of today’s developments – COVID-19’s fade, inflation’s surge, Big Tech’s slide – the Funds were well-positioned for a bounce. That bounce had not yet materialized through period-end.

But we have high conviction it will emerge. Perception often lags reality – and paradigm changes are rare. An entire generation of market actors knows just one model: low interest rates, low inflation, and a pliant Federal Reserve. Investors became undeniably (and understandably) smitten with the resultant bull market – they learned, with a “Fed put” as insurance, to just buy each dip, even amid the record-setting COVID-19 recession. Valuation for trendy stocks increasingly morphed from earnings-based to revenues-based, an eerie echo of dot-com euphoria.

Equity weakness of late suggests change is afoot. Conditions have abruptly flipped: rising interest rates, elevated inflation, and a fraught Federal Reserve. These tectonic shifts have jolted the market awake, and stocks have declined for seven weeks in a row, christening a new bear market. High-flying growth stocks have borne the brunt of the sell-off, but the risk of a potential consumer-led recession affects all companies. Fundamentals eventually matter.

To be clear, our expectation has not been a market collapse per se. We have conviction instead in the Funds’ more grounded relative positioning, as we had neglected to chase the market’s COVID-19 momentum. We also see significant opportunities in certain idiosyncratic exposures, like biotechnology and Chinese technology, following an extended period of underperformance.

Biotechnology has been an enduring Fund staple, most notably in the Growth and Aggressive Growth Funds. We subscribe to a multi-pronged view that modern health care is chronically underappreciated; that innovative companies’ novel treatments and therapies create massive incremental value; and that patient long-term ownership of these companies can absorb steep binary risks to deliver significant gains. Most recently, however, a rush of biotechnology-specific capital – private and public – created a deluge of lower-quality biotechnology companies. While the Funds have largely avoided these doomed offerings, we have not been immune from drug trial failures and other sources of asymmetric downside. And even our occasional winners have suffered from the resultant current of industry-specific pessimism. The XBI, a prominent biotechnology stock index, has more than halved since February 2021. And yet, amid this downturn, our broader thesis is unchanged, and we own many companies trading at unreasonably punitive valuations relative to their opportunity sets. This gaping mismatch between market pessimism and internal optimism implies massive built-in upside for the Funds.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Likewise, our stakes in large Chinese technology companies have fared poorly but are poised for outperformance. Alibaba and Baidu each declined roughly two-thirds from their peaks in late 2020 and early 2021, respectively. Alibaba, the so-called Amazon of China, lost some share in China’s competitive online marketplace, but remains the dominant player in both e-commerce and cloud services. Baidu, which more closely resembles Google, leads in search but also has powerful computing and artificial intelligence capabilities, including pole position in China’s autonomous driving race. But none of this has mattered. China’s aggressive regulatory crackdown coupled with zero-COVID-19 austerity panicked the market, trumping the long-term fundamental story. Despite their putative importance as homegrown technology heroes, both stocks now trade at single-digit price-to-earnings multiples (adjusted for cash and investments), an unthinkable scenario not long ago. We assess China’s extreme austerity as a risky and likely untenable strategy. In our opinion, when this moment passes, fundamentals should recover and multiples should heal, delivering a meaningful benefit to the Funds.

In short, the Funds started the pandemic offside and struggled throughout the COVID-19 era. Our investment approach is vulnerable to extended periods of underperformance; mistakes and misfortune sometimes conspire, and the last few years have included plenty of both. But we have high conviction much better days are ahead, and we see in the current market reckoning a potential paradigm shift under way. The Funds are well-positioned, and we are also searching for new opportunities amid the market carnage.

Sincerely,

PRIMECAP Management Company

May 20, 2022

Past performance is not a guarantee of future results.

The funds invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. All funds may invest in foreign securities, which involves: 1) greater volatility; 2) political, economic, and currency risks; and 3) differences in accounting methods. Mutual fund investing involves risk, and loss of principal is possible. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Please refer to the Schedule of Investments for details of fund holdings. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

The S&P 500 Index is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe). The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Letter to Shareholders

PRIMECAP Odyssey Funds

continued

Price-to-earnings ratio is calculated by dividing the current share price of a stock by its earnings per share.

Earnings per share is calculated by taking the total earnings divided by the number of shares outstanding.

Earnings growth is not a prediction of a fund’s future performance.

The information provided herein represents the opinions of PRIMECAP Management Company and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Performance Graphs PRIMECAP Odyssey Stock Fund

The chart below illustrates the performance of a hypothetical $10,000 investment made on October 31, 2011 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.

	Total Return Period Ended April 30, 2022
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Stock Fund	-2.77%	11.38%	13.17%	10.38%
S&P 500*	0.21%	13.66%	13.67%	9.88%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Growth Fund

The chart below illustrates the performance of a hypothetical $10,000 investment made on October 31, 2011 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.

	Total Return Period Ended April 30, 2022
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Growth Fund	-9.04%	11.07%	13.71%	10.98%
S&P 500*	0.21%	13.66%	13.67%	9.88%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Performance Graphs PRIMECAP Odyssey Aggressive Growth Fund

The chart below illustrates the performance of a hypothetical $10,000 investment made on October 31, 2011 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of dividends and capital gains for the fund and dividends for the index.

	Total Return Period Ended April 30, 2022
	1 Year	Annualized 5 Year	Annualized 10 Year	Annualized Since Inception^
Aggressive Growth Fund	-20.04%	9.09%	14.49%	12.27%
S&P 500*	0.21%	13.66%	13.67%	9.88%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-729-2307.

*	The S&P 500 is a market capitalization-weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market.
^	November 1, 2004

Sector Breakdown PRIMECAP Odyssey Funds

PRIMECAP Odyssey Stock Fund

Communication Services	2.7%
Consumer Discretionary	10.7%
Consumer Staples	1.2%
Energy	2.2%
Financials	11.8%
Health Care	24.6%
Industrials	18.3%
Information Technology	21.0%
Materials	2.1%
Short-Term Investments, net of Liabilities in Excess of Other Assets	5.4%
Total	100.0%

PRIMECAP Odyssey Growth Fund

Communication Services	5.0%
Consumer Discretionary	11.9%
Consumer Staples	0.3%
Energy	3.0%
Financials	9.0%
Health Care	30.1%
Industrials	13.7%
Information Technology	23.7%
Materials	0.5%
Short-Term Investments and Other Assets	2.8%
Total	100.0%

The tables above list sector allocations as a percentage of each fund’s total net assets as of April 30, 2022. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Sector Breakdown

PRIMECAP Odyssey Funds

continued

PRIMECAP Odyssey Aggressive Growth Fund

Communication Services	6.3%
Consumer Discretionary	14.1%
Consumer Staples	0.1%
Energy	0.9%
Financials	5.2%
Health Care	29.0%
Industrials	12.9%
Information Technology	27.8%
Materials	0.7%
Real Estate	0.2%
Preferred Stocks (Financials)	0.1%
Warrants (Materials)	0.0%
Rights (Health Care)	0.0%
Short-Term Investments, net of Liabilities in Excess of Other Assets	2.7%
Total	100.0%

The table above lists sector allocations as a percentage of the fund’s total net assets as of April 30, 2022. The management report may make reference to average allocations during the period. As a result, the sector allocations above may differ from those discussed in the management report.

Schedule of Investments PRIMECAP Odyssey Stock Fund April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 94.6%

Communication Services – 2.7%
356,030	Activision Blizzard, Inc.	$26,915,868
19,775	Alphabet, Inc. – Class A (a)	45,130,307
24,675	Alphabet, Inc. – Class C (a)	56,735,968
138,600	Comcast Corp. – Class A	5,510,736
75,200	Meta Platforms, Inc. – Class A (a)	15,075,344
30,000	Nintendo Co. Ltd. – JPY	13,691,721
132,180	Walt Disney Co. (The) (a)	14,755,254

		177,815,198

Consumer Discretionary – 10.7%
10,830	Amazon.com, Inc. (a)	26,919,373
425,170	Bath & Body Works, Inc.	22,487,241
380,100	Brinker International, Inc. (a)	13,809,033
25,700	Burlington Stores, Inc. (a)	5,231,492
139,500	Capri Holdings Ltd. (a)	6,654,150
535,200	CarMax, Inc. (a)	45,909,456
1,268,700	Carnival Corp. (a)	21,948,510
191,000	Dollar Tree, Inc. (a)	31,027,950
245,050	eBay, Inc.	12,722,996
217,800	Leslie’s, Inc. (a)	4,268,880
4,912,280	Mattel, Inc. (a)	119,417,527
82,400	MGM Resorts International	3,381,696
950,000	Newell Brands, Inc.	21,992,500
902,280	Ross Stores, Inc.	90,020,476
184,550	Royal Caribbean Cruises Ltd. (a)	14,345,071
1,535,919	Sony Group Corp. – ADR	132,165,830
230,400	TJX Cos., Inc. (The)	14,118,912
195,499	Victoria’s Secret & Co. (a)	9,211,913
548,889	Whirlpool Corp.	99,634,331

		695,267,337

Consumer Staples – 1.2%
220,000	Altria Group, Inc.	12,225,400
323,200	BJ’s Wholesale Club Holdings, Inc. (a)	20,797,920
111,700	Philip Morris International, Inc.	11,170,000
237,500	Sysco Corp.	20,301,500
151,000	Tyson Foods, Inc. – Class A	14,067,160

		78,561,980

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
Energy – 2.2%
144,400	Cameco Corp.	$3,726,964
262,100	EOG Resources, Inc.	30,602,796
352,900	Hess Corp.	36,373,403
170,600	Pioneer Natural Resources Co.	39,659,382
1,394,000	Southwestern Energy Co. (a)	10,455,000
190,000	TechnipFMC PLC (a)	1,314,800
922,800	Transocean Ltd. (a)	3,469,728
177,800	Valero Energy Corp.	19,821,144

		145,423,217

Financials – 11.8%
2,482,840	Bank of America Corp.	88,587,731
587,930	Charles Schwab Corp. (The)	38,997,397
1,230,650	Citigroup, Inc.	59,329,637
242,700	CME Group, Inc. – Class A	53,233,818
837,300	Discover Financial Services	94,162,758
13,500	Evercore, Inc. – Class A	1,427,625
904,870	JPMorgan Chase & Co.	108,005,283
591,860	Northern Trust Corp.	60,991,173
78,100	Progressive Corp. (The)	8,384,816
987,439	Raymond James Financial, Inc.	96,235,805
3,533,408	Wells Fargo & Co.	154,162,591

		763,518,634

Health Care – 24.6%
260,420	Abbott Laboratories	29,557,670
471,870	Agilent Technologies, Inc.	56,279,935
46,500	Alcon, Inc.	3,311,265
637,500	Amgen, Inc.	148,658,625
4,198,200	AstraZeneca PLC – ADR	278,760,480
532,970	Biogen, Inc. (a)	110,559,297
349,800	Boston Scientific Corp. (a)	14,730,078
1,716,200	Bristol-Myers Squibb Co.	129,178,374
287,670	CVS Health Corp.	27,653,717
1,906,870	Elanco Animal Health, Inc. (a)	48,262,880
1,324,513	Eli Lilly & Co.	386,929,983
27,000	IQVIA Holdings, Inc. (a)	5,885,730
340,000	LivaNova PLC (a)	26,064,400
41,590	Medtronic PLC	4,340,332
91,900	Merck & Co., Inc.	8,150,611
774,250	Novartis AG – ADR	68,157,227
257,570	PerkinElmer, Inc.	37,762,338

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
Health Care (continued)
79,631	Roche Holding AG – CHF	$29,528,294
117,620	Sanofi – ADR	6,145,645
262,418	Siemens Healthineers AG – EUR	14,031,510
24,700	Stryker Corp.	5,959,122
200,650	Thermo Fisher Scientific, Inc.	110,943,398
7,480	Waters Corp. (a)	2,266,589
315,200	Zimmer Biomet Holdings, Inc.	38,060,400
4,900	ZimVie, Inc. (a)	110,250

		1,591,288,150

Industrials – 18.3%
3,178,310	AECOM	224,261,554
454,886	Airbus SE – EUR	49,797,353
54,050	Alaska Air Group, Inc. (a)	2,939,780
2,409,360	American Airlines Group, Inc. (a)	45,223,687
34,900	AMETEK, Inc.	4,406,474
401,672	Carrier Global Corp.	15,371,987
145,293	Caterpillar, Inc.	30,589,988
332,700	CSX Corp.	11,424,918
285,600	Curtiss-Wright Corp.	40,815,096
34,090	Deere & Co.	12,870,680
684,550	Delta Air Lines, Inc. (a)	29,456,187
654,005	FedEx Corp.	129,976,954
86,010	General Dynamics Corp.	20,343,945
96,900	GXO Logistics, Inc. (a)	5,735,511
492,450	Jacobs Engineering Group, Inc.	68,228,948
133,000	JELD-WEN Holding, Inc. (a)	2,765,070
389,300	Kirby Corp. (a)	25,382,360
23,300	L3Harris Technologies, Inc.	5,411,658
226,900	Matson, Inc.	19,517,938
606,880	Maxar Technologies, Inc.	19,547,605
99,200	Norfolk Southern Corp.	25,581,696
33,581	Otis Worldwide Corp.	2,446,040
14,562	Raytheon Technologies Corp.	1,382,079
18,310	Rockwell Automation, Inc.	4,626,388
14,700	Saia, Inc. (a)	3,027,612
35,900	Science Applications International Corp.	2,987,957
1,143,662	Siemens AG – EUR	140,619,284
2,613,570	Southwest Airlines Co. (a)	122,105,990
30,400	Union Pacific Corp.	7,122,416
1,435,680	United Airlines Holdings, Inc. (a)	72,501,840

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
Industrials (continued)
173,600	United Parcel Service, Inc. – Class B	$31,244,528
111,200	XPO Logistics, Inc. (a)	5,981,448

		1,183,694,971

Information Technology – 21.0%
130,840	Adobe, Inc. (a)	51,806,098
282,610	Analog Devices, Inc.	43,629,332
651,650	Applied Materials, Inc.	71,909,577
501,600	Cisco Systems, Inc.	24,568,368
263,698	Corning, Inc.	9,279,533
254,000	Diebold Nixdorf, Inc. (a)	1,041,400
124,000	Fidelity National Information Services, Inc.	12,294,600
5,958,299	Flex Ltd. (a)	98,252,351
6,086,700	Hewlett Packard Enterprise Co.	93,796,047
1,333,050	HP, Inc.	48,829,621
3,108,950	Intel Corp.	135,519,130
90,000	Jabil, Inc.	5,195,700
159,740	Keysight Technologies, Inc. (a)	22,406,730
371,470	KLA Corp.	118,595,512
8,921,000	L.M. Ericsson Telephone Co. – ADR	71,011,160
671,840	Microsoft Corp.	186,449,037
1,006,860	NetApp, Inc.	73,752,495
32,480	NVIDIA Corp.	6,024,066
687,280	Oracle Corp.	50,446,352
188,370	PayPal Holdings, Inc. (a)	16,563,374
385,547	QUALCOMM, Inc.	53,857,060
166,170	Teradyne, Inc.	17,524,288
538,280	Texas Instruments, Inc.	91,642,170
142,400	Visa, Inc. – Class A	30,349,712
145,140	WEX, Inc. (a)	24,128,074

		1,358,871,787

Materials – 2.1%
244,700	Albemarle Corp.	47,185,501
232,583	Corteva, Inc.	13,417,713
200,583	Dow, Inc.	13,338,770
220,984	DuPont de Nemours, Inc.	14,569,475
501,900	Freeport-McMoRan, Inc.	20,352,045
4,457,278	Glencore PLC – GBP	27,464,272

		136,327,776

TOTAL COMMON STOCKS (Cost $3,205,521,402)		$6,130,769,050

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Stock Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
SHORT-TERM INVESTMENTS – 5.4%
348,537,594	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 0.32% (b)	$348,537,594

TOTAL SHORT-TERM INVESTMENTS (Cost $348,537,594)		348,537,594

TOTAL INVESTMENTS IN SECURITIES (Cost $3,554,058,996) – 100.0%		6,479,306,644
Liabilities in Excess of Other Assets – (0.0)%		(1,284,530)

TOTAL NET ASSETS – 100.0%		$6,478,022,114

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Growth Fund April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 97.2%

Communication Services – 5.0%
57,820	Alphabet, Inc. – Class A (a)	$131,956,226
45,355	Alphabet, Inc. – Class C (a)	104,286,112
635,600	Baidu, Inc. – ADR (a)	78,922,452
957,182	comScore, Inc. (a)	1,933,508
114,300	Electronic Arts, Inc.	13,493,115
271,500	IMAX Corp. (a)	4,295,130
112,000	Live Nation Entertainment, Inc. (a)	11,746,560
75,100	Meta Platforms, Inc. – Class A (a)	15,055,297
55,000	Nintendo Co. Ltd. – JPY	25,101,489
50,000	Take-Two Interactive Software, Inc. (a)	5,975,500

		392,765,389

Consumer Discretionary – 11.9%
1,203,900	Alibaba Group Holding Ltd. – ADR (a)	116,886,651
12,750	Amazon.com, Inc. (a)	31,691,782
499,498	Bath & Body Works, Inc.	26,418,449
138,900	Brinker International, Inc. (a)	5,046,237
75,600	Burlington Stores, Inc. (a)	15,389,136
550,800	Capri Holdings Ltd. (a)	26,273,160
743,700	CarMax, Inc. (a)	63,794,586
1,279,346	Carnival Corp. (a)	22,132,686
1,000	Dollar General Corp.	237,530
128,700	Dollar Tree, Inc. (a)	20,907,315
32,500	DoorDash, Inc. – Class A (a)	2,646,475
155,000	eBay, Inc.	8,047,600
1,801,124	Entain PLC – GBP (a)	33,843,712
36,666	Flutter Entertainment PLC – GBP (a)	3,703,509
1,269,658	iRobot Corp. (a)	64,308,178
78,400	Las Vegas Sands Corp. (a)	2,777,712
247,900	Leslie’s, Inc. (a)	4,858,840
39,900	Marriott International, Inc. – Class A (a)	7,083,048
3,240,100	Mattel, Inc. (a)	78,766,831
95,000	MGM Resorts International	3,898,800
633,800	Norwegian Cruise Line Holdings Ltd. (a)	12,695,014
75,700	Ollie’s Bargain Outlet Holdings, Inc. (a)	3,637,385
4,100	O’Reilly Automotive, Inc. (a)	2,486,855
111,400	Ross Stores, Inc.	11,114,378
575,371	Royal Caribbean Cruises Ltd. (a)	44,723,588
1,255,877	Sony Group Corp. – ADR	108,068,216

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
Consumer Discretionary (continued)
184,830	Tesla, Inc. (a)	$160,942,571
206,500	TJX Cos., Inc. (The)	12,654,320
166,699	Victoria’s Secret & Co. (a)	7,854,857
865,000	Xometry, Inc. – Class A (a)	28,389,300

		931,278,721

Consumer Staples – 0.3%
186,700	Altria Group, Inc.	10,374,919
101,400	BJ’s Wholesale Club Holdings, Inc. (a)	6,525,090
232,900	Grocery Outlet Holding Corp. (a)	7,841,743

		24,741,752

Energy – 3.0%
732,900	Coterra Energy, Inc.	21,100,191
115,700	EOG Resources, Inc.	13,509,132
528,521	Hess Corp.	54,474,660
474,200	Pioneer Natural Resources Co.	110,237,274
1,941,600	Southwestern Energy Co. (a)	14,562,000
6,291,104	Transocean Ltd. (a)	23,654,551

		237,537,808

Financials – 9.0%
507,900	Bank of America Corp.	18,121,872
392,900	Charles Schwab Corp. (The)	26,061,057
433,000	Citigroup, Inc.	20,874,930
96,600	CME Group, Inc. – Class A	21,188,244
630,589	Discover Financial Services	70,916,039
191,800	JPMorgan Chase & Co.	22,893,248
81,130	MarketAxess Holdings, Inc.	21,386,679
1,685,552	Morgan Stanley	135,838,636
473,100	Northern Trust Corp.	48,752,955
1,908,375	Raymond James Financial, Inc.	185,990,227
100,000	Tradeweb Markets, Inc. – Class A	7,119,000
2,926,200	Wells Fargo & Co.	127,670,106

		706,812,993

Health Care – 30.1%
229,918	Abbott Laboratories	26,095,693
687,150	ABIOMED, Inc. (a)	196,923,447
173,300	Agilent Technologies, Inc.	20,669,491
63,060	Alcon, Inc.	4,490,503
423,800	Alkermes PLC (a)	12,226,630
743,000	Amgen, Inc.	173,260,170

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
Health Care (continued)
2,474,700	AstraZeneca PLC – ADR	$164,320,080
647,867	BeiGene Ltd. – ADR (a)	103,658,720
819,220	Biogen, Inc. (a)	169,938,997
1,731,966	BioMarin Pharmaceutical, Inc. (a)	140,895,434
113,600	BioNTech SE – ADR (a)	15,765,408
831,700	Boston Scientific Corp. (a)	35,022,887
274,492	Bridgebio Pharma, Inc. (a)	2,201,426
1,255,590	Bristol-Myers Squibb Co.	94,508,259
259,700	CVS Health Corp.	24,964,961
55,000	Edwards Lifesciences Corp. (a)	5,817,900
2,001,171	Elanco Animal Health, Inc. (a)	50,649,638
1,346,478	Eli Lilly & Co.	393,346,618
97,766	Enovis Corp. (a)	6,342,080
4,921,843	Epizyme, Inc. (a)	3,176,558
1,882,260	FibroGen, Inc. (a)	17,505,018
53,800	Guardant Health, Inc. (a)	3,319,460
122,110	Illumina, Inc. (a)	36,223,932
592,209	Insulet Corp. (a)	141,532,029
22,860	IQVIA Holdings, Inc. (a)	4,983,251
772,100	LivaNova PLC (a)	59,189,186
46,800	Merck & Co., Inc.	4,150,692
4,959,456	Nektar Therapeutics (a)	20,482,553
791,746	Novartis AG – ADR	69,697,400
11,690	Omnicell, Inc. (a)	1,276,197
157,700	OraSure Technologies, Inc. (a)	968,278
121,310	PerkinElmer, Inc.	17,785,259
191,800	QIAGEN N.V. – EUR (a)	8,845,278
1,250,200	Rhythm Pharmaceuticals, Inc. (a)	7,826,252
117,474	Roche Holding AG – CHF	43,561,010
933,400	Seagen, Inc. (a)	122,284,734
81,080	Siemens Healthineers AG – EUR	4,335,354
178,700	Thermo Fisher Scientific, Inc.	98,806,804
512,145	Xencor, Inc. (a)	12,793,382
316,120	Zimmer Biomet Holdings, Inc.	38,171,490

		2,358,012,459

Industrials – 13.7%
3,396,012	AECOM	239,622,607
318,846	Airbus SE – EUR	34,904,760
2,680,701	American Airlines Group, Inc. (a)	50,316,758

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
Industrials (continued)
60,000	AMETEK, Inc.	$7,575,600
99,300	Carrier Global Corp.	3,800,211
269,653	Curtiss-Wright Corp.	38,536,110
1,007,200	Delta Air Lines, Inc. (a)	43,339,816
97,765	ESAB Corp. (a)	4,594,955
218,700	FedEx Corp.	43,464,438
122,300	General Dynamics Corp.	28,927,619
66,800	IDEX Corp.	12,679,976
978,394	Jacobs Engineering Group, Inc.	135,556,489
1,404,850	JetBlue Airways Corp. (a)	15,467,398
371,401	Lyft, Inc. – Class A (a)	12,107,673
22,200	Old Dominion Freight Line, Inc.	6,218,664
17,200	Saia, Inc. (a)	3,542,512
982,691	Siemens AG – EUR	120,827,050
2,630,600	Southwest Airlines Co. (a)	122,901,632
379,400	Textron, Inc.	26,273,450
11,400	TransDigm Group, Inc. (a)	6,780,834
140,200	Uber Technologies, Inc. (a)	4,413,496
55,500	Union Pacific Corp.	13,003,095
1,932,600	United Airlines Holdings, Inc. (a)	97,596,300

		1,072,451,443

Information Technology – 23.7%
189,300	Adobe, Inc. (a)	74,953,335
611,000	Altair Engineering, Inc. – Class A (a)	33,189,520
331,000	Analog Devices, Inc.	51,099,780
337,400	Applied Materials, Inc.	37,232,090
61,900	ASML Holding N.V. – ADR	34,897,363
5,357,343	BlackBerry Ltd. (a)	30,644,002
7,968	Cerence, Inc. (a)	235,056
661,100	Cisco Systems, Inc.	32,380,678
51,000	Dell Technologies, Inc. – Class C	2,397,510
560,800	Descartes Systems Group, Inc. (The) (a)	34,853,720
7,349,559	Flex Ltd. (a)	121,194,228
384,818	FormFactor, Inc. (a)	14,665,414
2,461,800	Hewlett Packard Enterprise Co.	37,936,338
689,916	HP, Inc.	25,271,623
1,360,380	Intel Corp.	59,298,964
14,400	Intuit, Inc.	6,030,000
592,400	Jabil, Inc.	34,199,252
117,720	Keysight Technologies, Inc. (a)	16,512,584

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
Information Technology (continued)
342,944	KLA Corp.	$109,488,301
4,289,600	L.M. Ericsson Telephone Co. – ADR	34,145,216
477,000	MaxLinear, Inc. (a)	22,833,990
2,682,640	Micron Technology, Inc.	182,929,222
579,200	Microsoft Corp.	160,739,584
877,611	NetApp, Inc.	64,285,006
818,100	Nutanix, Inc. – Class A (a)	20,477,043
117,345	NVIDIA Corp.	21,763,977
364,100	Oracle Corp.	26,724,940
50,000	OSI Systems, Inc. (a)	3,955,000
15,550	Palo Alto Networks, Inc. (a)	8,727,904
58,100	PayPal Holdings, Inc. (a)	5,108,733
339,200	QUALCOMM, Inc.	47,382,848
39,400	Salesforce, Inc. (a)	6,932,036
1,510,200	Splunk, Inc. (a)	184,274,604
1,962,299	Stratasys Ltd. (a)	38,048,978
143,600	Teradyne, Inc.	15,144,056
539,495	Texas Instruments, Inc.	91,849,024
418,600	Trimble, Inc. (a)	27,920,620
281,366	Universal Display Corp.	35,938,879
209,950	Visa, Inc. – Class A	44,746,643
23,000	VMware, Inc. – Class A	2,484,920
26,000	Western Digital Corp. (a)	1,379,820
156,390	WEX, Inc. (a)	25,998,274
346,500	Wolfspeed, Inc. (a)	31,777,515

		1,862,048,590

Materials – 0.5%
208,100	Albemarle Corp.	40,127,923

TOTAL COMMON STOCKS (Cost $4,035,574,662)		$7,625,777,078

SHORT-TERM INVESTMENTS – 2.5%
197,628,862	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 0.32% (b)	$197,628,862

TOTAL SHORT-TERM INVESTMENTS (Cost $197,628,862)		197,628,862

TOTAL INVESTMENTS IN SECURITIES (Cost $4,233,203,524) – 99.7%		7,823,405,940
Other Assets in Excess of Liabilities – 0.3%		20,624,824

TOTAL NET ASSETS – 100.0%		$7,844,030,764

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Growth Fund

April 30, 2022 (Unaudited) – continued

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
GBP	British Pound Sterling
JPY	Japanese Yen
(a)	Non-Income Producing
(b)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments PRIMECAP Odyssey Aggressive Growth Fund April 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS – 97.2%

Communication Services – 6.3%
40,125	Alphabet, Inc. – Class A (a)	$91,572,874
40,012	Alphabet, Inc. – Class C (a)	92,000,792
1,033,200	Baidu, Inc. – ADR (a)	128,292,444
3,745,440	comScore, Inc. (a)	7,565,789
118,000	Electronic Arts, Inc.	13,929,900
747,100	IMAX Corp. (a)	11,819,122
151,625	Live Nation Entertainment, Inc. (a)	15,902,430
674,098	Madison Square Garden Entertainment Corp. – Class A (a)	49,377,678
2,850	Madison Square Garden Sports Corp. – Class A (a)	462,013
80,700	Meta Platforms, Inc. – Class A (a)	16,177,929
1,632,450	Pinterest, Inc. – Class A (a)	33,497,874
25,900	Roblox Corp. – Class A (a)	793,835
216,300	Snap, Inc. – Class A (a)	6,155,898
229,580	T-Mobile US, Inc. (a)	28,270,481
7,094,500	WildBrain Ltd. – CAD (a)	15,518,270
97,419	ZoomInfo Technologies, Inc. (a)	4,617,661

		515,954,990

Consumer Discretionary – 14.1%
75,000	2U, Inc. (a)	748,500
1,159,600	Alibaba Group Holding Ltd. – ADR (a)	112,585,564
17,665	Amazon.com, Inc. (a)	43,908,654
72,400	Boot Barn Holdings, Inc. (a)	6,520,344
102,300	Burlington Stores, Inc. (a)	20,824,188
874,700	CarMax, Inc. (a)	75,031,766
1,366,900	Chegg, Inc. (a)	33,817,106
13,500	Darden Restaurants, Inc.	1,778,355
350	Dollar General Corp.	83,135
283,850	eBay, Inc.	14,737,492
2,844,601	Entain PLC – GBP (a)	53,450,989
8,000	Five Below, Inc. (a)	1,256,800
22,700	Flutter Entertainment PLC – GBP (a)	2,292,851
1,715,285	GAN Ltd. (a)	6,398,013
108,100	Gildan Activewear, Inc.	3,662,428
846,100	GrowGeneration Corp. (a)	5,000,451
1,049,880	iRobot Corp. (a)	53,176,422
1,059,865	Norwegian Cruise Line Holdings Ltd. (a)	21,229,096
199,610	Ollie’s Bargain Outlet Holdings, Inc. (a)	9,591,260
61,200	Restaurant Brands International, Inc.	3,493,908
66,700	Rivian Automotive, Inc. – Class A (a)	2,017,008

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
Consumer Discretionary (continued)
966,776	Royal Caribbean Cruises Ltd. (a)	$75,147,498
3,158,220	Sony Group Corp. – ADR	271,764,831
314,090	Tesla, Inc. (a)	273,497,008
1,047,700	Tuesday Morning Corp. (a)	921,976
29,730	Ulta Beauty, Inc. (a)	11,796,864
19,000	Victoria’s Secret & Co. (a)	895,280
1,993,950	XPeng, Inc. – ADR (a)	49,071,110

		1,154,698,897

Consumer Staples – 0.1%
18,300	Calavo Growers, Inc.	663,192
282,300	Grocery Outlet Holding Corp. (a)	9,505,041

		10,168,233

Energy – 0.9%
599,350	Coterra Energy, Inc.	17,255,287
166,000	EOG Resources, Inc.	19,382,160
171,300	New Fortress Energy, Inc.	6,643,014
8,943,882	Transocean Ltd. (a)	33,628,996

		76,909,457

Financials – 5.2%
192,700	AssetMark Financial Holdings, Inc. (a)	3,705,621
14,200	Charles Schwab Corp. (The)	941,886
152,471	CME Group, Inc. – Class A	33,442,989
385,173	Discover Financial Services	43,316,556
148,700	Galaxy Digital Holdings Ltd. – CAD (a)	1,626,307
76,000	LPL Financial Holdings, Inc.	14,278,120
441,180	MarketAxess Holdings, Inc.	116,299,460
1,624,914	Morgan Stanley	130,951,819
2,095,988	NMI Holdings, Inc. – Class A (a)	38,524,259
129,770	Progressive Corp. (The)	13,932,107
463,240	Tradeweb Markets, Inc. – Class A	32,978,056

		429,997,180

Health Care – 29.0%
2,500	10x Genomics, Inc. – Class A (a)	119,400
307,400	Abbott Laboratories	34,889,900
804,373	ABIOMED, Inc. (a)	230,517,214
374,300	Accuray, Inc. (a)	995,638
148,200	Adaptive Biotechnologies Corp. (a)	1,222,650
1,705,100	Alkermes PLC (a)	49,192,135
1,998,020	Allogene Therapeutics, Inc. (a)	16,683,467

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
Health Care (continued)
1,398,400	Amicus Therapeutics, Inc. (a)	$9,900,672
451,300	Arbutus Biopharma Corp. (a)	1,051,529
728,287	BeiGene Ltd. – ADR (a)	116,525,920
26,145	Berkeley Lights, Inc. (a)	130,071
903,549	Biogen, Inc. (a)	187,432,205
2,008,010	BioMarin Pharmaceutical, Inc. (a)	163,351,613
1,498,382	BioNTech SE – ADR (a)	207,945,454
423,000	Boston Scientific Corp. (a)	17,812,530
491,658	Bridgebio Pharma, Inc. (a)	3,943,097
7,439,400	Calithera Biosciences, Inc. (a) (b)	1,827,117
9,474,900	Cerus Corp. (a) (b)	43,774,038
16,800	Charles River Laboratories International, Inc. (a)	4,057,368
90,300	Edwards Lifesciences Corp. (a)	9,551,934
693,492	Elanco Animal Health, Inc. (a)	17,552,283
978,094	Eli Lilly & Co.	285,730,600
10,144,307	Epizyme, Inc. (a) (b)	6,547,136
455,600	Exact Sciences Corp. (a)	25,080,780
4,305,791	FibroGen, Inc. (a)	40,043,856
439,200	Glaukos Corp. (a)	20,769,768
101,496	Guardant Health, Inc. (a)	6,262,303
293,006	Health Catalyst, Inc. (a)	4,875,620
12,600	Illumina, Inc. (a)	3,737,790
243,400	ImmunoGen, Inc. (a)	1,175,622
587,156	Insulet Corp. (a)	140,324,412
885,150	LivaNova PLC (a)	67,855,599
228,800	Mereo Biopharma Group PLC – ADR (a)	141,833
10,514,880	Nektar Therapeutics (a) (b)	43,426,454
124,800	NuVasive, Inc. (a)	6,419,712
731,200	OraSure Technologies, Inc. (a)	4,489,568
19,500	Penumbra, Inc. (a)	3,364,920
3,682,271	Pulmonx Corp. (a) (b)	88,742,731
215,100	QIAGEN N.V. – EUR (a)	9,919,809
20,886	Repligen Corp. (a)	3,284,115
4,802,780	Rhythm Pharmaceuticals, Inc. (a) (b)	30,065,403
126,000	Roche Holding AG – CHF	46,722,570
66,700	Sage Therapeutics, Inc. (a)	2,102,384
1,650,593	Seagen, Inc. (a)	216,244,189
41,840	Seer, Inc. – Class A (a)	304,595
269,000	Shockwave Medical, Inc. (a)	40,653,970
15,800	Sio Gene Therapies, Inc. (a)	4,437

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
Health Care (continued)
4,059,332	Standard BioTools, Inc. (a) (b)	$10,757,230
521,010	Turning Point Therapeutics, Inc. (a)	15,338,534
3,858,580	Wave Life Sciences Ltd. (a) (b)	7,524,231
4,015,411	Xencor, Inc. (a) (b)	100,304,967
871,250	Zentalis Pharmaceuticals, Inc. (a)	23,105,550

		2,373,796,923

Industrials – 12.9%
2,734,520	AECOM	192,947,731
566,000	Alaska Air Group, Inc. (a)	30,784,740
25,100	Allegiant Travel Co. (a)	3,895,269
5,075,440	American Airlines Group, Inc. (a)	95,266,009
2,878,800	Aurora Innovation, Inc. – Class A (a)	12,263,688
205,100	Axon Enterprise, Inc. (a)	23,012,220
49,600	Bloom Energy Corp. – Class A (a)	920,576
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. – ADR (a)	652,720
313,960	Curtiss-Wright Corp.	44,868,024
2,443,187	Delta Air Lines, Inc. (a)	105,130,337
19,600	FedEx Corp.	3,895,304
42,400	Frontier Group Holdings, Inc. (a)	449,864
295,300	Gibraltar Industries, Inc. (a)	11,174,152
232,000	Hawaiian Holdings, Inc. (a)	3,934,720
567,700	Hertz Global Holdings, Inc. (a)	11,388,062
1,109,510	Jacobs Engineering Group, Inc.	153,722,610
5,653,125	JetBlue Airways Corp. (a)	62,240,906
1,813,700	Li-Cycle Holdings Corp. (a)	11,770,913
443,890	Lyft, Inc. – Class A (a)	14,470,814
167,500	Masonite International Corp. (a)	12,984,600
2,152,100	NN, Inc. (a)	6,520,863
13,600	Old Dominion Freight Line, Inc.	3,809,632
15,800	Ryanair Holdings PLC – ADR (a)	1,379,656
1,811,800	Southwest Airlines Co. (a)	84,647,296
269,200	Spirit Airlines, Inc. (a)	6,355,812
28,815	Sun Country Airlines Holdings, Inc. (a)	792,701
38,150	TransDigm Group, Inc. (a)	22,692,001
38,200	TuSimple Holdings, Inc. – Class A (a)	396,134
355,600	Uber Technologies, Inc. (a)	11,194,288
2,351,820	United Airlines Holdings, Inc. (a)	118,766,910
62,000	WillScot Mobile Mini Holdings Corp. (a)	2,176,200

		1,054,504,752

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
Information Technology – 27.8%
61,900	908 Devices, Inc. (a)	$1,098,725
189,900	Adobe, Inc. (a)	75,190,905
116,500	Ambarella, Inc. (a)	9,562,320
109,200	Applied Materials, Inc.	12,050,220
2,896,100	Arlo Technologies, Inc. (a)	22,415,814
52,400	ASML Holding N.V. – ADR	29,541,548
31,700	Autodesk, Inc. (a)	6,000,176
1,797,470	Axcelis Technologies, Inc. (a) (b)	97,872,242
11,652,716	BlackBerry Ltd. (a)	66,653,536
54,800	Cerence, Inc. (a)	1,616,600
146,299	CrowdStrike Holdings, Inc. – Class A (a)	29,078,389
78,520	CyberArk Software Ltd. (a)	12,338,633
96,800	Dell Technologies, Inc. – Class C	4,550,568
875,441	Descartes Systems Group, Inc. (The) (a)	54,408,658
26,350	DocuSign, Inc. (a)	2,134,350
51,890	FARO Technologies, Inc. (a)	1,779,308
8,100,170	Flex Ltd. (a)	133,571,803
13,500	Flywire Corp. (a)	411,885
976,840	FormFactor, Inc. (a)	37,227,372
237,000	Freshworks, Inc. – Class A (a)	4,306,290
28,700	GitLab, Inc. – Class A (a)	1,375,591
1,180,090	Hewlett Packard Enterprise Co.	18,185,187
467,440	HP, Inc.	17,122,327
153,000	HubSpot, Inc. (a)	58,052,790
1,128,242	indie Semiconductor, Inc. – Class A (a)	7,784,870
122,750	Intuit, Inc.	51,401,563
707,000	Jabil, Inc.	40,815,110
94,500	Jamf Holding Corp. (a)	2,910,600
91,630	Keysight Technologies, Inc. (a)	12,852,940
130,180	Keywords Studios PLC – GBP	3,935,225
390,880	KLA Corp.	124,792,349
100,000	MACOM Technology Solutions Holdings, Inc. (a)	5,095,000
182,500	Marqeta, Inc. – Class A (a)	1,697,250
335,224	Materialise NV – ADR (a)	5,229,494
2,023,210	MaxLinear, Inc. (a)	96,851,063
4,250,400	Micron Technology, Inc.	289,834,776
23,800	MongoDB, Inc. (a)	8,447,334
200	nCino, Inc. (a)	7,498
1,186,867	NetApp, Inc.	86,938,008

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
Information Technology (continued)
1,050,303	nLIGHT, Inc. (a)	$13,811,485
2,125,125	Nutanix, Inc. – Class A (a)	53,191,879
263,690	NVIDIA Corp.	48,906,584
8,200	Okta, Inc. – Class A (a)	978,342
214,960	OSI Systems, Inc. (a)	17,003,336
29,860	Palo Alto Networks, Inc. (a)	16,759,821
1,347,000	Plantronics, Inc. (a)	53,691,420
361,800	PROS Holdings, Inc. (a)	10,105,074
390,383	QUALCOMM, Inc.	54,532,601
187,720	Rapid7, Inc. (a)	17,931,014
3,250	RingCentral, Inc. – Class A (a)	275,763
6,784,200	ServiceSource International, Inc. (a) (b)	7,394,778
1,753,070	Splunk, Inc. (a)	213,909,601
1,609,800	Stratasys Ltd. (a)	31,214,022
10,700	Tenable Holdings, Inc. (a)	590,961
672,590	Trimble, Inc. (a)	44,861,753
140,650	Unity Software, Inc. (a)	9,340,567
848,869	Universal Display Corp.	108,426,037
47,410	Varonis Systems, Inc. (a)	2,048,112
179,702	VMware, Inc. – Class A	19,415,004
376,830	Western Digital Corp. (a)	19,998,368
227,510	WEX, Inc. (a)	37,821,262
623,100	Wolfspeed, Inc. (a)	57,144,501
19,500	Zoom Video Communications, Inc. – Class A (a)	1,941,615

		2,276,432,217

Materials – 0.7%
99,550	Albemarle Corp.	19,196,227
34,500	Ingevity Corp. (a)	2,066,550
2,682,400	Ivanhoe Mines Ltd. – Class A – CAD (a)	21,506,807
1,325,400	Marrone Bio Innovations, Inc. (a)	1,537,464
1,530,152	Perimeter Solutions SA (a)	15,546,344

		59,853,392

Real Estate – 0.2%
187,300	EPR Properties	9,836,996
53,600	Safehold, Inc.	2,307,480

		12,144,476

TOTAL COMMON STOCKS (Cost $4,903,029,412)		$7,964,460,517

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2022 (Unaudited) – continued

Shares		Value
PREFERRED STOCKS – 0.1%

Financials – 0.1%
779,276	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity 7.750% (a)	$3,015,798
1,488,840	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	5,419,378

		8,435,176

TOTAL PREFERRED STOCKS (Cost $12,652,109)		8,435,176

WARRANTS – 0.0%

Materials – 0.0%
364,100	Perimeter Solutions SA (Expiration Date 8/11/24) (a) (c) (d)	0

TOTAL WARRANTS (Cost $3,641)		0

RIGHTS – 0.0%

Health Care – 0.0%
3,786,300	Mereo BioPharma Group PLC – CVR (Issue Date 4/23/19) (a) (c) (d)	0

TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS – 2.8%
232,219,217	Dreyfus Treasury Securities Cash Management Fund – Institutional Shares – 0.32% (e)	$232,219,217

TOTAL SHORT-TERM INVESTMENTS (Cost $232,219,217)		232,219,217

TOTAL INVESTMENTS IN SECURITIES (Cost $5,147,904,379) – 100.1%		8,205,114,910
Liabilities in Excess of Other Assets – (0.1)%		(8,474,149)

TOTAL NET ASSETS – 100.0%		$8,196,640,761

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

PRIMECAP Odyssey Aggressive Growth Fund

April 30, 2022 (Unaudited) – continued

(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company. (Note 7)
(c)	Illiquid security
(d)	Fair-valued security (Note 4)
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities PRIMECAP Odyssey Funds April 30, 2022 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
ASSETS
Investments, at cost (unaffiliated)	$3,554,058,996	$4,233,203,524	$4,360,361,512

Investments, at cost (affiliated)	—	—	787,542,867

Investments, at value (unaffiliated)	6,479,306,644	7,823,405,940	7,766,878,583
Investments, at value (affiliated)	—	—	438,236,327
Receivable for investments sold	1,848,333	25,114,450	3,912,712
Receivable for dividends and interest	9,490,773	9,083,086	2,801,446
Receivable for fund shares sold	3,162,550	3,661,867	3,871,979
Prepaid expenses and other assets	46,077	52,497	70,403

Total assets	6,493,854,377	7,861,317,840	8,215,771,450

LIABILITIES
Payable for investments purchased	1,802,143	780,235	399,225
Payable for fund shares repurchased	3,958,859	4,072,290	5,497,784
Payable to the advisor (Note 6)	9,312,328	11,543,515	12,334,458
Payable to custodian	21,946	26,323	25,374
Other accrued expenses and liabilities	736,987	864,713	873,848

Total liabilities	15,832,263	17,287,076	19,130,689

NET ASSETS	$6,478,022,114	$7,844,030,764	$8,196,640,761

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	178,780,049	204,617,412	196,322,010

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$36.23	$38.34	$41.75

COMPONENTS OF NET ASSETS
Paid-in capital	$3,034,864,667	$3,637,338,995	$4,543,539,121
Total distributable earnings	3,443,157,447	4,206,691,769	3,653,101,640

Net assets	$6,478,022,114	$7,844,030,764	$8,196,640,761

The accompanying notes are an integral part of these financial statements.

Statements of Operations PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2022 (Unaudited)

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
INVESTMENT INCOME
Dividends (unaffiliated)(1)	$55,995,764	$44,702,300	$19,121,941
Interest income	85,113	52,983	73,383

Total investment income	56,080,877	44,755,283	19,195,324

Expenses
Advisory fees	19,867,418	24,950,411	27,379,899
Shareholder servicing	2,857,022	3,624,998	3,848,095
Trustee fees	117,211	117,211	117,211
Custody	68,729	82,528	77,813
Other	641,303	726,846	742,785

Total expenses	23,551,683	29,501,994	32,165,803

Net investment income (loss)	32,529,194	15,253,289	(12,970,479)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments (unaffiliated)	515,045,655	646,275,889	644,851,560
Investments (affiliated)	—	—	(495,939)
Foreign currency transactions	28,144	(5,193)	21,079
Change in unrealized appreciation/depreciation on:
Investments (unaffiliated)	(1,084,019,458)	(1,984,718,080)	(2,831,533,075)
Investments (affiliated)	—	—	(342,243,673)
Foreign currency translations	(371,614)	(358,545)	(98,433)

Net realized and unrealized loss on investments and foreign currency	(569,317,273)	(1,338,805,929)	(2,529,498,481)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(536,788,079)	$(1,323,552,640)	$(2,542,468,960)

(1)	Net of foreign taxes withheld of $1,733,811, $1,547,202, and $316,682, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Stock Fund

	Six Months Ended April 30, 2022(1)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$32,529,194	$50,107,278
Net realized gain on:
Investments	515,045,655	693,227,700
Foreign currency transactions	28,144	109,255
Change in unrealized appreciation/depreciation on:
Investments	(1,084,019,458)	1,906,515,848
Foreign currency translations	(371,614)	(83,689)

Net increase (decrease) in net assets resulting from operations	(536,788,079)	2,649,876,392

NET DISTRIBUTIONS TO SHAREHOLDERS	(663,331,689)	(521,946,602)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	436,272,806	820,313,951
Proceeds from reinvestment of distributions	625,946,173	469,381,159
Cost of shares repurchased	(1,117,687,579)	(1,928,638,760)

Net decrease from capital share transactions	(55,468,600)	(638,943,650)

Total increase (decrease) in net assets	(1,255,588,368)	1,488,986,140

NET ASSETS
Beginning of period	7,733,610,482	6,244,624,342

End of period	$6,478,022,114	$7,733,610,482

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	179,968,262	195,799,339

Shares sold	11,180,189	20,815,677
Shares issued on reinvestment of distributions	15,899,064	13,511,260
Shares repurchased	(28,267,466)	(50,158,014)

Decrease in capital shares	(1,188,213)	(15,831,077)

Shares outstanding, end of period	178,780,049	179,968,262

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Growth Fund

	Six Months Ended April 30, 2022(1)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$15,253,289	$9,957,571
Net realized gain (loss) on:
Investments	646,275,889	1,333,530,262
Foreign currency transactions	(5,193)	85,833
Change in unrealized appreciation/depreciation on:
Investments	(1,984,718,080)	2,004,621,861
Foreign currency translations	(358,545)	(96,195)

Net increase (decrease) in net assets resulting from operations	(1,323,552,640)	3,348,099,332

NET DISTRIBUTIONS TO SHAREHOLDERS	(1,188,273,747)	(1,087,744,161)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	433,797,024	922,066,332
Proceeds from reinvestment of distributions	1,137,615,421	1,047,279,976
Cost of shares repurchased	(1,384,082,746)	(2,667,590,516)

Net increase (decrease) from capital share transactions	187,329,699	(698,244,208)

Total increase (decrease) in net assets	(2,324,496,688)	1,562,110,963

NET ASSETS
Beginning of period	10,168,527,452	8,606,416,489

End of period	$7,844,030,764	$10,168,527,452

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	200,231,866	213,490,110

Shares sold	10,047,599	19,494,793
Shares issued on reinvestment of distributions	26,388,667	25,066,538
Shares repurchased	(32,050,720)	(57,819,575)

Increase (decrease) in capital shares	4,385,546	(13,258,244)

Shares outstanding, end of period	204,617,412	200,231,866

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets PRIMECAP Odyssey Aggressive Growth Fund

	Six Months Ended April 30, 2022(1)	Year Ended October 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(12,970,479)	$(44,974,829)
Net realized gain on:
Investments	644,355,621	1,277,061,756
Foreign currency transactions	21,079	165,129
Change in unrealized appreciation/depreciation on:
Investments	(3,173,776,748)	2,070,409,100
Unfunded commitment with a SPAC	—	(2,927,075)
Foreign currency translations	(98,433)	(117,845)

Net increase (decrease) in net assets resulting from operations	(2,542,468,960)	3,299,616,236

NET DISTRIBUTIONS TO SHAREHOLDERS	(1,124,701,183)	(822,100,806)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	477,967,901	1,003,449,519
Proceeds from reinvestment of distributions	1,074,932,684	780,448,114
Cost of shares repurchased	(1,424,241,974)	(2,097,662,877)
Other capital contribution	—	13,817

Net increase (decrease) from capital share transactions	128,658,611	(313,751,427)

Total increase (decrease) in net assets	(3,538,511,532)	2,163,764,003

NET ASSETS
Beginning of period	11,735,152,293	9,571,388,290

End of period	$8,196,640,761	$11,735,152,293

CHANGE IN CAPITAL SHARES
Shares outstanding, beginning of period	194,391,937	199,125,574

Shares sold	9,866,151	17,501,649
Shares issued on reinvestment of distributions	20,852,234	14,689,406
Shares repurchased	(28,788,312)	(36,924,692)

Increase (decrease) in capital shares	1,930,073	(4,733,637)

Shares outstanding, end of period	196,322,010	194,391,937

(1)	Unaudited

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Stock Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2022(1)		Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017

Net asset value, beginning of period	$42.97		$31.89	$34.33	$31.79	$31.02	$24.84

Income (loss) from investment operations:
Net investment income	0.18	(2)	0.27 (2)	0.40 (2)	0.46	0.33	0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(3.16)		13.57	(0.76)	2.95	1.13	6.61

Total from investment operations	(2.98)		13.84	(0.36)	3.41	1.46	6.94

Less:
Dividends from net investment income	(0.28)		(0.48)	(0.47)	(0.34)	(0.30)	(0.31)
Distributions from net realized gain	(3.48)		(2.28)	(1.61)	(0.53)	(0.39)	(0.45)

Total distributions	(3.76)		(2.76)	(2.08)	(0.87)	(0.69)	(0.76)

Net asset value, end of period	$36.23		$42.97	$31.89	$34.33	$31.79	$31.02

Total return	(7.63	%)(3)	45.44%	(1.48%)	11.22%	4.70%	28.51%

Ratios/supplemental data:
Net assets, end of period (millions)	$6,478.0		$7,733.6	$6,244.6	$10,274.3	$10,157.1	$8,698.6

Ratio of expenses to average net assets	0.65	%(4)	0.65%	0.65%	0.65%	0.64%	0.65%

Ratio of net investment income to average net assets	0.90	%(4)	0.67%	1.28%	1.38%	1.04%	1.18%

Portfolio turnover rate	2	%(3)	6%	8%	6%	5%	6%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2022(1)		Year Ended Oct. 31, 2021	Year Ended Oct. 31, 2020	Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017

Net asset value, beginning of period	$50.78		$40.31	$39.68	$38.43	$35.64	$27.90

Income from investment operations:
Net investment income	0.07	(2)	0.05 (2)	0.16 (2)	0.22	0.10	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(6.48)		15.72	2.57	1.88	3.26	8.62

Total from investment operations	(6.41)		15.77	2.73	2.10	3.36	8.74

Less:
Dividends from net investment income	(0.05)		(0.17)	(0.20)	(0.12)	(0.11)	(0.14)
Distributions from net realized gain	(5.98)		(5.13)	(1.90)	(0.73)	(0.46)	(0.86)

Total distributions	(6.03)		(5.30)	(2.10)	(0.85)	(0.57)	(1.00)

Net asset value, end of period	$38.34		$50.78	$40.31	$39.68	$38.43	$35.64

Total return	(13.93	%)(3)	41.97%	6.83%	5.75%	9.48%	32.12%

Ratios/supplemental data:
Net assets, end of period (millions)	$7,844.0		$10,168.5	$8,606.4	$12,365.6	$13,144.9	$9,701.5

Ratio of expenses to average net assets	0.65	%(4)	0.65%	0.65%	0.64%	0.64%	0.66%

Ratio of net investment income to average net assets	0.34	%(4)	0.10%	0.42%	0.53%	0.26%	0.39%

Portfolio turnover rate	2	%(3)	7%	9%	6%	4%	5%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Not Annualized
(4)	Annualized

The accompanying notes are an integral part of these financial statements.

Financial Highlights PRIMECAP Odyssey Aggressive Growth Fund For a capital share outstanding throughout each period.

	Six Months Ended Apr. 30, 2022(1)		Year Ended Oct. 31, 2021		Year Ended Oct. 31, 2020		Year Ended Oct. 31, 2019	Year Ended Oct. 31, 2018	Year Ended Oct. 31, 2017

Net asset value, beginning of period	$60.37		$48.07		$43.46		$44.71	$41.41	$33.78

Income (loss) from investment operations:
Net investment income (loss)	(0.07	)(2)	(0.22	)(2)	(0.10	)(2)	0.03	0.00 (3)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(12.70)		16.73		7.10		1.72	3.68	10.44

Total from investment operations	(12.77)		16.51		7.00		1.75	3.68	10.41

Less:
Dividends from net investment income	—		—		—		(0.03)	—	—
Distributions from net realized gain	(5.85)		(4.21)		(2.39)		(2.97)	(0.38)	(2.78)

Total distributions	(5.85)		(4.21)		(2.39)		(3.00)	(0.38)	(2.78)

Net asset value, end of period	$41.75		$60.37		$48.07		$43.46	$44.71	$41.41

Total return	(22.99	%)(4)	35.53%		16.52%		4.71%	8.90%	32.59%

Ratios/supplemental data:
Net assets, end of period (millions)	$8,196.6		$11,735.2		$9,571.4		$9,851.4	$10,245.3	$8,879.5

Ratio of expenses to average net assets	0.64	%(5)	0.64%		0.64%		0.63%	0.63%	0.64%

Ratio of net investment income (loss) to average net assets	(0.26	%)(5)	(0.39%)		(0.23%)		0.01%	(0.19%)	(0.07%)

Portfolio turnover rate	2	%(4)	9%		17%		7%	12%	9%

(1)	Unaudited
(2)	Calculated using the average shares method.
(3)	Less than one cent per share.
(4)	Not Annualized
(5)	Annualized

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements PRIMECAP Odyssey Funds For the Six Months Ended April 30, 2022 (Unaudited)

(1)  Organization

PRIMECAP Odyssey Funds (the “Trust”) was organized on June 8, 2004 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series: PRIMECAP Odyssey Stock Fund, PRIMECAP Odyssey Growth Fund, and PRIMECAP Odyssey Aggressive Growth Fund (the “Funds”), each of which is diversified within the meaning of the 1940 Act. PRIMECAP Management Company (the “Investment Advisor”) serves as investment advisor to the Funds. Each Fund commenced operations on November 1, 2004.

Each Fund’s investment objective is to achieve long-term capital appreciation. Each Fund is authorized to issue unlimited shares of beneficial interest. All shares of each Fund have equal rights with respect to voting. The PRIMECAP Odyssey Aggressive Growth Fund is closed to most new investors.

(2)  Significant Accounting Policies

The Funds consistently follow the accounting policies set forth below which are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Auditing Standards Codification Topic 946.

A.	Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time a Fund calculates its net asset value per share (“NAV”). To address these changes, the Funds may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of a security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Fair value pricing involves

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2022 (Unaudited) – continued

subjective judgments, and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

B.	Share Valuation

The NAV of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of outstanding shares of the Fund. The result is rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

C.	Foreign Currency

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates as of 4 p.m. Eastern time on the valuation date. Purchases and sales of investments and dividend and interest income are converted into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. Realized foreign exchange gains or losses may arise from 1) sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on securities transactions; and 3) the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. Foreign securities and currency transactions may involve risks not associated with U.S. securities and currency.

D.	Federal Income Taxes

Each Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “IRC”). Each Fund intends to distribute substantially all of its taxable income and any accumulated net realized capital gains. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be reclaimed. The Funds will accrue such taxes and reclaims as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

Each Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2022 (Unaudited) – continued

expense in the Statement of Operations. During the six months ended April 30, 2022, the Funds did not incur any interest or penalties. As of April 30, 2022, open tax years include the tax years ended October 31, 2018 through October 31, 2021. No Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits or loss will significantly change in the next 12 months.

E.	Allocation of Expenses

Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds by an appropriate method based on the nature of the expense.

F.	Security Transactions, Investment Income, and Distributions

Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method. U.S. GAAP requires that permanent financial reporting and tax differences be reclassified in the capital accounts.

G.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates, and such differences could be material.

H.	Indemnification Obligations

Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be minimal.

I.	Recent Accounting Pronouncements

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2022 (Unaudited) – continued

specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds currently do not invest in derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

(3)  Investment Transactions

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2022 were as follows:

Fund	Purchases	Sales
Stock Fund	$145,465,725	$944,254,788
Growth Fund	$190,380,018	$1,164,181,648
Aggressive Growth Fund	$188,636,384	$1,145,794,991

(4)  Valuation Measurements

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability. These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources. “Unobservable inputs” reflect the Funds’ own assumptions about the inputs market participants would use to value the asset or liability.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2022 (Unaudited) – continued

Various inputs are used in determining the value of each Fund’s investments, and the lowest level for any significant input determines leveling. These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.

Level 2 –

Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds’ own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of April 30, 2022. These assets are measured on a recurring basis.

Fund	Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Stock	Common Stocks(1)	$5,855,636,616	$275,132,434	$—	$6,130,769,050
Fund	Short-Term Investments	348,537,594	—	—	348,537,594

	Total Investments in Securities	$6,204,174,210	$275,132,434	$—	$6,479,306,644

Growth	Common Stocks(1)	$7,350,654,916	$275,122,162	$—	$7,625,777,078
Fund	Short-Term Investments	197,628,862	—	—	197,628,862

	Total Investments in Securities	$7,548,283,778	$275,122,162	$—	$7,823,405,940

Aggressive	Common Stocks(1)	$7,852,074,298	$112,386,219	$—	$7,964,460,517
Growth	Preferred Stocks(2)	8,435,176	—	—	8,435,176
Fund	Warrants(3)	—	—	0	0
	Rights(4)	—	—	0	0
	Short-Term Investments	232,219,217	—	—	232,219,217

	Total Investments in Securities	$8,092,728,691	$112,386,219	$0	$8,205,114,910

(1)	Refer to each Fund’s respective Schedule of Investments for the breakdown of major categories.
(2)	Financials
(3)	Materials
(4)	Health Care

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2022 (Unaudited) – continued

(5)  Distribution to Shareholders

Net investment income and net realized gains differ for financial statement and tax purposes due to differing treatments of deferred wash sale losses.

As of October 31, 2021, the components of capital on a tax basis were as follows:

	PRIMECAP Odyssey Stock Fund	PRIMECAP Odyssey Growth Fund	PRIMECAP Odyssey Aggressive Growth Fund
Cost of investments for tax purposes(1)	$3,749,317,812	$4,641,572,227	$5,555,147,115

Gross tax unrealized appreciation	4,170,483,431	5,909,452,705	7,058,885,207
Gross tax unrealized depreciation	(183,587,219)	(378,440,192)	(856,161,956)

Net tax unrealized appreciation	3,986,896,212	5,531,012,513	6,202,723,251

Undistributed ordinary income	49,799,139	34,338,381	—
Undistributed long-term capital gain	606,581,864	1,153,167,262	1,123,706,680

Total distributable earnings	656,381,003	1,187,505,643	1,123,706,680

Other accumulated gain (loss)	—	—	(6,158,148)

Total accumulated gain	$4,643,277,215	$6,718,518,156	$7,320,271,783

(1)	At October 31, 2021 the differences in the basis for federal income tax purposes and financial reporting purposes are due to the tax deferral of losses on wash sales.

Tax components of dividends paid during the six months ended April 30, 2022 and the year ended October 31, 2021 were as follows:

	April 30, 2022		October 31, 2021
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Stock Fund	$56,748,200	$606,583,489	$91,207,885	$430,738,717
Growth Fund	$35,104,520	$1,153,169,227	$35,746,054	$1,051,998,107
Aggressive Growth Fund	$—	$1,124,701,183	$—	$822,100,806

The Funds designated as long-term capital gain dividends, pursuant to IRC Section 852 (b) (3), the amounts necessary to reduce the earnings and profits of the Funds related to net capital gains to zero for the tax year ended October 31, 2021.

(6)  Investment Advisory and Other Agreements

The Trust has entered into an investment management agreement with the Investment Advisor on behalf of each Fund. For its services to the Funds, the Investment Advisor receives an annual

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2022 (Unaudited) – continued

fee, payable on a quarterly basis, at the annual rate of 0.60% on the first $100 million of each Fund’s average daily assets, 0.55% on the next $9.9 billion of each Fund’s average daily net assets, and 0.50% on each Fund’s average daily assets in excess of $10 billion. For the six months ended April 30, 2022, each Fund paid the Investment Advisor at an effective annual rate of 0.55% of its respective average net assets.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services, serves as the administrator, fund accountant, and transfer agent to the Funds. U.S. Bank, N.A. serves as the Funds’ custodian. ALPS Distributors, Inc. serves as the Funds’ distributor.

(7)  Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund

		Current Period Transactions
Common Stock	Market Value at October 31, 2021	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2022
Axcelis Technologies, Inc.	$112,881,150	$—	$17,062,024	$—	$14,745,656	$(12,692,540)	$97,872,242
Calithera Biosciences, Inc.	14,261,542	56,740	—	—	—	(12,491,165)	1,827,117
Cerus Corp.	65,404,680	—	2,604,657	—	212,707	(19,238,692)	43,774,038
Epizyme, Inc.	41,220,089	859,604	650,115	—	(5,842,221)	(29,040,221)	6,547,136
Nektar Therapeutics	168,252,957	—	7,136,711	—	(1,670,733)	(116,019,059)	43,426,454
NN, Inc.(1)	13,238,510	—	1,942,205	—	(7,109,023)	2,333,581	N/A
Pulmonx Corp.	98,058,947	40,018,534	—	—	—	(49,334,750)	88,742,731
Rhythm Pharmaceuticals, Inc.	55,174,106	1,083,565	897,492	—	(2,138,876)	(23,155,900)	30,065,403
ServiceSource International, Inc.	8,838,960	—	14,724	—	(108,351)	(1,321,107)	7,394,778
Standard BioTools, Inc.(2)	21,584,845	—	489,206	—	(1,802,643)	(8,535,766)	10,757,230
Wave Life Sciences Ltd.	17,762,290	62,348	83,153	—	(581,883)	(9,635,371)	7,524,231
Xencor, Inc.	168,988,492	87,744	9,458,014	—	3,799,428	(63,112,683)	100,304,967

Total	$785,666,568	$42,168,535	$40,338,301	$—	$(495,939)	$(342,243,673)	$438,236,327

(1)	No longer an affiliate as of April 30, 2022.
(2)	Formerly Fluidigm Corp. Name change effective April 6, 2022.

Notes to Financial Statements

PRIMECAP Odyssey Funds

For the Six Months Ended April 30, 2022 (Unaudited) – continued

(8)  Other Matters

Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. The ultimate economic fallout from these disruptions and the long-term impact on economies, markets, industries, and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Fund invests depends on future developments and may negatively impact the value of each Fund’s investments and lead to losses.

(9)  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Expense Example PRIMECAP Odyssey Funds (Unaudited)

As a shareholder of one or more of the Funds, you incur ongoing costs including management fees and other Fund expenses. This expense example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense example is based on an investment of $1,000 invested for a six-month period beginning November 1, 2021 through April 30, 2022.

Actual Expenses

The information in the table adjacent to the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table adjacent to the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information adjacent to the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different mutual funds. In addition, if transactional costs were included, your costs would have been higher.

Expense Example

PRIMECAP Odyssey Funds

(Unaudited) – continued

	Beginning Account Value (11/1/21)	Ending Account Value (4/30/22)	Expenses Paid During Period(1) (11/1/21 to 4/30/22)	Expense Ratio During Period(1) (11/1/21 to 4/30/22)
PRIMECAP Odyssey Stock Fund
Actual Performance	$1,000.00	$923.70	$3.10	0.65%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
PRIMECAP Odyssey Growth Fund
Actual Performance	$1,000.00	$860.70	$3.00	0.65%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
PRIMECAP Odyssey Aggressive Growth Fund
Actual Performance	$1,000.00	$770.10	$2.81	0.64%
Hypothetical Performance (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%

(1)

Expenses are equal to a Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year period (181), then divided by the number of days in the fiscal year (365) to reflect the one-half year period.

Additional Information PRIMECAP Odyssey Funds (Unaudited)

Proxy Voting Procedures

The Investment Advisor votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-729-2307. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling toll-free 1-800-729-2307. This information is also available through the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. This information is available, without charge, by calling toll-free 1-800-729-2307. The Funds’ Part F of Form N-PORT is also available on the SEC’s website at www.sec.gov. The Funds’ Part F of Form N-PORT may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Funds’ Liquidity Risk Management Program

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act. The Program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of PRIMECAP as the Funds’ liquidity risk management program administrator, which is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. PRIMECAP has formed a Liquidity Risk Management Committee (the “LRMC”) to monitor and implement the Program for each Fund. The LRMC consists of representatives from PRIMECAP’s operations, compliance and trading departments. The Trust’s CCO also participates in LRMC Meetings.

At the Funds’ Board Meeting in March 2022, the LRMC presented its annual assessment of the Program using data collected through January 31, 2022. In addition, the Board met with and received a presentation by representatives of the Funds’ liquidity data provider regarding the methodologies it uses to classify the liquidity of the Funds’ portfolio holdings. The purpose of the annual assessment of the Program was to assess the effectiveness of the Program’s operations and evaluate each Fund’s liquidity risk profile within the framework of the Program. With respect to each Fund, the report concluded that (i) the Fund should be able to meet reasonably anticipated shareholder redemptions, given the high level of highly liquid investments held by the Fund; (ii) the data received from the Fund’s liquidity data provider is credible and provides the data necessary to assess the Fund’s liquidity risk; (iii) the Program is reasonably designed to assess and manage the Fund’s liquidity risk; and (iv) the Program appears to be operating effectively.

Management PRIMECAP Odyssey Funds (Unaudited)

Portfolio Managers

PRIMECAP Management Company has five portfolio managers who together have more than 150 years of investment experience. The portfolio managers primarily responsible for overseeing the Funds’ investments are:

Name	Years of Experience
Theo A. Kolokotrones	52
Joel P. Fried	37
Alfred W. Mordecai	25
M. Mohsin Ansari	22
James Marchetti	17

Each of these five individuals manages a portion of the PRIMECAP Odyssey Stock Fund, the PRIMECAP Odyssey Growth Fund, and the PRIMECAP Odyssey Aggressive Growth Fund. A portion of each Fund’s assets may be managed by individuals in the Investment Advisor’s research department.

Officers and Trustees

The Trust’s officers, who oversee the Funds’ daily operations, are appointed by the Board of Trustees. The trustees are responsible for the overall management of the Trust, including establishing the Funds’ policies and general supervision and review of their investment activities. The Statement of Additional Information includes additional information about the trustees and is available, without charge, by calling 1-800-729-2307 or at the Funds’ website at www.primecap.com.

Executive Officers. The table below sets forth certain information about each of the Trust’s executive officers. The address for each officer is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Theo A. Kolokotrones Age: 76	Co-Chief Executive Officer	Indefinite; Since 09/04	Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Joel P. Fried Age: 60	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years
Alfred W. Mordecai Age: 54	Co-Chief Executive Officer	Indefinite; Since 10/12	Vice Chairman, Director, and Portfolio Manager PRIMECAP Management Company
Michael J. Ricks Age: 44	Chief Financial Officer, Secretary, Chief Administrative Officer	Indefinite; Since 03/11	Director of Fund Administration PRIMECAP Management Company; Chief Compliance Officer, PRIMECAP Odyssey Funds; Chief Compliance Officer PRIMECAP Management Company March 2019-March 2020
Jennifer Ottosen Age: 62	Chief Compliance Officer, AML Compliance Officer	Indefinite; Since 02/20

Chief Compliance Officer,

PRIMECAP Management Company since March 2020; Senior Compliance Officer, PRIMECAP Management Company May 2019-March 2020; CCO Dividend Assets Capital, LLC; CCO & General Counsel, GW Capital, Inc.

“Independent” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is not an “interested person” of the Trust as defined in the 1940 Act (“Independent Trustees”). The address for each Independent Trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Benjamin F. Hammon Age: 86	Chairman of the Board and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Wayne H. Smith Age: 80	Chairman of the Audit Committee and Trustee	Indefinite; Since 09/04	Retired; Private investor	3	None
Joseph G. Uzelac Age: 77	Trustee	Indefinite; Since 10/07	Retired; Private investor	3	None
Elizabeth D. Obershaw Age: 62	Trustee	Indefinite; Since 06/08	Retired; Formerly, Managing Director, Horsley Bridge Partners, an investment advisor (2007-2021)	3	None
J. Blane Grinstead Age: 67	Trustee	Indefinite; Since 03/19	Retired; Private investor	3	Orenda, Inc., a renewable energy technology company (May 2020 – Present)
Michael Glazer Age: 81	Trustee	Indefinite; Since 10/19	Retired; Formerly, Partner and Senior Counsel, Morgan, Lewis & Bockius LLP	3	None

(1)	Fund Complex includes any funds, series of funds, or trusts that share the same advisor or that hold themselves out to investors as related companies.

Management

PRIMECAP Odyssey Funds

(Unaudited) – continued

“Interested” Trustees. The table below sets forth certain information about each of the trustees of the Trust who is an “interested person” of the Trust as defined by the 1940 Act. The address for each interested trustee is 177 East Colorado Boulevard, 11th Floor, Pasadena, CA 91105.

Name Age	Position(s) Held with Trust	Term of Office; Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Director- ships Held by Trustee
Joel P. Fried(2) Age: 60	Co-Chief Executive Officer and Trustee	Indefinite; Since 09/04	President, Director, and Portfolio Manager PRIMECAP Management Company	3	None

(1)

Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

(2)	Mr. Fried is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with PRIMECAP Management Company, the investment advisor to the Trust.

Privacy Notice PRIMECAP Odyssey Funds

PRIMECAP Management Company

Maintaining the confidentiality of client personal financial information is very important to PRIMECAP Odyssey Funds (the “Trust”) and PRIMECAP Management Company (the “Advisor”). The Advisor and the Trust may collect several types of nonpublic personal information about investors, including:

•	Information from forms that investors may fill out and send to the Advisor or the Trust in connection with an account (such as name, address, and social security number).

•	Information an investor may give the Advisor or the Trust orally.

•	Information about the amount investors have invested in an account.

•	Information about any bank account investors may use for transfers between a bank account and a shareholder account.

The Advisor and the Trust will not sell or disclose client personal information to anyone except as permitted or required by law. For example, information collected may be shared with the independent auditors in the course of the annual audit of the Advisor or the Trust. The Advisor or the Trust may also share this information with the Advisor’s or the Trust’s legal counsel, as deemed appropriate, and with regulators. Finally, the Advisor or the Trust may disclose information about clients or investors at the client’s or investor’s request (for example, by sending duplicate account statements to someone designated by the client or investor), or as otherwise permitted or required by law.

Within the Advisor and the Trust, access to information about clients and investors is restricted to those employees or service providers who need to know the information to service client accounts. The Advisor’s employees are trained to follow its procedures to protect client privacy and are instructed to access information about clients only when they have a business reason to obtain it.

The Advisor and the Trust reserve the right to change this privacy policy in the future, but we will not disclose investor nonpublic personal information except as required or permitted by law without giving the investor an opportunity to instruct us not to do so.

Investment Advisor

PRIMECAP MANAGEMENT COMPANY

177 East Colorado Boulevard, 11th Floor

Pasadena, California 91105

•

Distributor

ALPS DISTRIBUTORS, INC.

1290 Broadway, Suite 1000

Denver, Colorado 80203

•

Custodian

U.S. BANK, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

•

Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53202

•

Administrator

U.S. BANCORP FUND SERVICES, LLC

2020 East Financial Way, Suite 100

Glendora, California 91741

•

Legal Counsel

MORGAN, LEWIS & BOCKIUS LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, CA 92626

•

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

601 South Figueroa Street, Suite 900

Los Angeles, California 90017

This report is intended for the shareholders of the PRIMECAP Odyssey Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

PRIMECAP, PRIMECAP Odyssey, and the PRIMECAP Odyssey logo are trademarks of PRIMECAP Management Company.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	July 1, 2022

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	July 1, 2022

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	July 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date	July 1, 2022

By	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date	July 1, 2022

By	/s/ Alfred W. Mordecai
Alfred W. Mordecai, Co-Chief Executive Officer

Date	July 1, 2022

By	/s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date	July 1, 2022